UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2021

Item #1. Reports to Stockholders.

Clifford Capital Partners Fund; Clifford Capital Focused Small Cap Fund (“Clifford Capital Funds”)
INDEX

SEMI-ANNUAL REPORT

For the Six Months Ended March 31, 2021 (unaudited)

Clifford Capital Partners Fund

Clifford Capital Focused
Small Cap Value Fund

SEMI-ANNUAL REPORT

Clifford Capital Funds

Clifford Capital Partners Fund and
Clifford Capital Focused Small Cap Value Fund
(the “Funds”)

Semi-annual Report for the Period October 1, 2020 – March 31, 2021

Clifford Capital Partners Fund Performance

	6-mo. Total Return (10/01/20 – 03/31/21)	Average Annual Returns as of March 31, 2021				Total Return Since Inception (1/30/2014)
		1-Year	3-Year	5-Year	Inception (1/30/2014)
Institutional Class (CLIFX)	44.09%	91.61%	13.98%	15.36%	13.01%	140.23%
Investor Class (CLFFX)	43.89%	91.08%	13.74%	15.11%	12.79%	136.82%
Russell 3000® Value[1]	31.15%	58.38%	10.99%	11.86%	10.00%	97.93%

	6-mo. Total Return (10/01/20 – 03/31/21)	Average Annual Returns as of March 31, 2021				Total Return Since Inception (10/17/2019)
		1-Year	3-Year	5-Year	Inception (10/17/2019)
Super Institutional Class (CLIQX)	44.11%	91.74%	n/a	n/a	26.12%	40.16%
Russell 3000® Value[1]	31.15%	58.38%	n/a	n/a	15.82%	23.82%

Expense Ratio Gross/Net: CLIFX 1.43%/0.90%; CLFFX 1.68%/1.15%; CLIQX 1.37%/0.82%

Clifford Capital Focused Small Cap Value Fund Performance

	6-mo. Total Return (10/01/20 – 03/31/21)	Average Annual Returns as of March 31, 2021				Total Return Since Inception (10/1/2019)
		1-Year	3-Year	5-Year	Inception (10/1/2019)
Institutional Class (FSVVX)	60.53%	114.99%	n/a	n/a	28.27%	45.23%
Russell 2000® Value[2]	61.59%	97.05%	n/a	n/a	25.26%	40.10%

	6-mo. Total Return (10/01/20 – 03/31/21)	Average Annual Returns as of March 31, 2021				Total Return Since Inception (1/31/2020)
		1-Year	3-Year	5-Year	Inception (1/31/2020)
Super Institutional Class (FSVQX)	60.64%	115.14%	n/a	n/a	38.24%	45.80%
Investor Class (FSVRX)	60.36%	114.28%	n/a	n/a	37.77%	45.22%
Russell 2000® Value[2]	61.59%	97.05%	n/a	n/a	28.63%	34.01%

Expense Ratio Gross/Net: FSVVX 3.23%/1.05%; FSVQX 3.26%/0.97%; FSVRX 3.76%/1.30%

1The Russell 3000® Value Index is a capitalization-weighted index which is designed to measure performance of Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. Numbers presented include the reinvestment of dividends (total return).

2The Russell 2000® Value Index is a capitalization-weighted index which is designed to measure performance of Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Numbers presented include the reinvestment of dividends (total return).

SEMI-ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

Clifford Capital Partners, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse certain Clifford Capital Partners Fund and Focused Small Cap Value Fund expenses until January 31, 2022.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 628-4077. Short term performance, in particular, is not a good indication of the Funds’ future performance, and an investment should not be made based solely on returns.

Invitation to Visit the Funds’ Website at www.cliffordcapfunds.com

In an effort to communicate with all shareholders, we invite you to bookmark the Clifford Capital Funds’ website where you will find quarterly commentary and other information relevant to the Funds. We hope you find this additional information insightful and instructive.

Performance Summary

Both the Clifford Capital Partners Fund (“Partners Fund”) and the Focused Small Cap Value Fund (“FSCV Fund”) performed strongly during the semi-annual period October 1, 2020 – March 31, 2021, even though the FSCV Fund slightly underperformed its benchmark during the 6-month period. The Funds have benefited as stock market investors continue to cheer the prospect of a strong recovery from the pandemic-led downturn with small cap shares in particular enjoying a very strong bounce back. In a recurring theme since the market bottomed last March, the Funds’ Deep Value stocks were the strongest performers during the last 6 months and even though Deep Value stocks are the smaller sleeve of our strategies, they have led to both Funds’ outperformance of their benchmarks over the last twelve months.

Core Value stocks, which we believe are high quality, competitively advantaged firms, will always represent the majority of the Funds (50-75%), while the Deep Value weighting is dependent upon the abundance—or lack thereof—of what we believe to be opportunistic, deeply undervalued investment bargains. During the virus-led downdraft in early 2020, we found an abundance of compelling opportunities, in our opinion, among Deep Value investments and positioned the Funds accordingly with Deep Value weightings being at all-time highs

SEMI-ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

through most of 2020. While a few of these Deep Value stocks are approaching our fair value estimates (the price at which we will sell them), we still believe that the Funds’ Deep Value stocks are attractively valued at the end of March 2021 and the Funds both continue to hold a higher than usual weighting in them.

We are increasingly finding more potential investment opportunities in Core Value stocks today, many of which have lagged the market’s strong increase over the prior twelve months. Consistent with our process, if Deep Value opportunities become more limited and as we trim/sell down our weightings in them, we’d expect our Core Value investment weightings to increase. This ebb and flow between the two sleeves of our portfolios is not a top-down assessment of where we expect the market to place its attention but is rather an assessment from the bottom-up, stock-by-stock, of where we are finding the most attractive bargains at a given time. We are content to own what we think are excellent companies trading at good prices at any time (the essence of Core Value investing), but there are other times where we believe Deep Value bargains are too compelling to pass up and we’ll gladly take those opportunities when they present themselves.

We are pleased with recent results but our focus will always remain on the long-term. Our investment decisions and portfolio weighting decisions are all based on our long-term views of the individual stocks we hold. We continue to see attractive valuations among our investments—with Deep Value remaining the most attractive, in our opinion—which we think bodes well for the future results of the Funds.

Notable Observations – Inflation and Stonks

Clifford Capital is a bottom-up manager and as such we do not make macroeconomic forecasts or strive to ascertain which segments of the market are going to outperform over the short-term. We focus instead on individual companies and a few factors (Key Thesis Points™, or “KTPs”) that will catalyze each company’s fundamental results above and beyond what investors expect at the time we purchase a stock. That said, we are students of the market and strive to be “macro aware but not macro driven”, as it relates to our individual investments and portfolio positioning.

In that vein, we thought the beginning of 2021 has been quite eventful! Two notable observations were: 1) an increase in inflation expectations and long-term interest rates; and 2) the influence of individual investors (the “Reddit Army”) on several stocks. We think both observations are instructive for how we think about investing.

SEMI-ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

Rising Interest Rates. Longer-term interest rates rose significantly during the quarter in the U.S., which benefited some of our investments (particularly our bank stocks), even though such a macroeconomic movement was not part of the KTPs we found for these investments. Inflation concerns have accompanied, or perhaps stimulated, this increase in interest rates. We do not have a strong opinion about future rates of inflation, but we believe several of our investments are well-protected against an inflationary environment.

Core Value companies in particular tend to have solid pricing power, in our opinion, which allows these businesses to protect profits by passing along higher inflation to its customer base. We believe some of the Funds’ investment companies even have inflation protection essentially built into their business models. This inherent inflation protection in some of our investments was attractive to us, but we think we did not have to pay much for it because inflation was not a concern at the time we purchased the stocks. The KTPs we’d found for these businesses were separate from this aspect of their business models, but their ability to potentially protect against inflation was something we considered in our security analysis and how it related to the overall positioning of the Funds.

This is an example of how we try to be “macro aware” at Clifford Capital. We strive to seek out opportunities where the market is ignoring, or is unconcerned with, potential risks that are not currently evident and where there are other distinct catalysts (again, our KTPs) that make an investment less dependent on any macro-related outcome.

Reddit Army. In an extremely unexpected turn of events, several of my older children—none of whom had ever expressed much interest in my profession—became very curious about the stock market in January when the breathtaking rise in GameStop’s (ticker: GME – 0.00% of the Funds at March 31, 2021) stock price became an international phenomenon. What made my children’s newfound interest in GME even better was the fact that I got to explain why we had sold the stock in December at what we believed to be its fair value estimate, only to watch the stock increase severalfold! I do not regret maintaining our investment discipline, and we believe that the incredible stock price increase in GME is non-fundamental and speculative in nature (the types of gains that often prove to be ephemeral) but there was plenty of humble pie for me to enjoy at our dinner table!

The meteoric rise in GameStop’s stock price was attributable to a classic short squeeze in a stock with an extremely high percentage of its total shares being shorted, driven by an army of individual investors (although we suspect there were a fair amount of professional traders involved as well). Because many of these individual investors used a stocks Reddit board as their primary source of

SEMI-ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

information, the action in GameStop—and several other stocks—was deemed to be caused by the “Reddit Army”. We won’t recap the action in this letter but suffice it to say that there were many spectacular moves in several individual stocks (dubbed ‘stonks’ or ‘meme stocks’ by many social media participants) during the quarter attributable to the Reddit Army.

Consistent with our investment discipline (we will sell a Deep Value stock when it reaches our fair value estimate), we had the opportunity to trim/sell some of the Funds’ Deep Value holdings as a result of the Reddit Army’s influence in early 2021. These sales are consistent with the opportunistic and contrarian nature of our investment process: we ideally strive to buy when others have been feverishly selling and to sell when others are feverishly buying.

Investor Mentality

While the price action in GameStop and other ‘stonks’ was exciting to observe, we believe it was driven primarily by speculation and technical factors and not true investing. A central tenet of our investment philosophy is what we term the Investor Mentality. We seek to invest only when we can purchase a stock at a discount to our estimate of a company’s fair value with an owner’s perspective (because that’s what stockholders are!). As such, we ask ourselves questions similar to the following: would I want to own this entire company if I had enough money to do it? Would I buy the entire business today at its current price? What expectations for the company are implied by the price of its stock today?

The last question about implied expectations requires a significant amount of analysis and highlights what we think is one of the most difficult aspects of investing in stocks. We believe that a successful stock investment usually requires either: 1) owning a company at a low valuation that represents unrealistically low expectations; or 2) owning a company where the valuation is higher, but high expectations aren’t optimistic enough. Simplistically, the former could be considered Value investing and the latter Growth investing, and we favor the former.

Our philosophy/process is driven by the idea that when we purchase stocks when they are out of favor, trading at what we believe to be attractively low valuations with a discount to our fair value estimates, after also having identified KTPs that we believe will catalyze improvement, a lot has to go wrong for us to experience a poor long-term investment outcome (how we felt about GME when it traded for a single digit price). On the flip side, when stocks trade to high valuations because of speculative excitement or very optimistic outlooks, things need to go very right to experience a good investment outcome (how we feel about GME today at a triple-digit price).

SEMI-ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

We will strive to remain disciplined contrarians, following the Investor Mentality, even when it’s not the flavor-du-jour in the marketplace. We believe our investment philosophy and process is disciplined, repeatable, and effective over the long-term. We also know that it’s not always a smooth ride (we only have to look back one year ago for proof!), so we thank you for your patience and trust in us—and our investment process—and we will strive to remain worthy of your trust.

Final Comments

Thank you for your investment in the Funds. We have high conviction in the Funds’ stocks, and we are invested alongside you. We appreciate your support, and we will continue to strive to prudently manage your money.

Sincerely yours,

Ryan Batchelor, CFA, CPA
Principal and Portfolio Manager
Clifford Capital Partners, LLC

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling (800) 628-4077, or by going to the Clifford Capital Partners Funds’ website at www.cliffordcapfunds.com and clicking on the “Prospectus” link. Read it carefully before investing.

SEMI-ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

Information about Risk

Risks of Investing in Equity Securities. Overall stock market risks may affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Funds’ investments goes down, your investment in the Funds decreases in value and you could lose money.

Risks of Small-Cap and Mid-Cap Securities. Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.

Risks of Large-Cap Securities. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Funds’ value may not rise as much as the value of funds that emphasize companies with smaller capitalizations.

Focused Investment Risk. The Funds are focused funds and generally hold stocks of between only 25 and 35 companies. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to a more diversified fund. Focusing investments in a small number of companies may subject the Funds to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Funds’ value and total return.

Sector Risk. Each Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors.

Management Style Risk. Because the Funds invest primarily in value stocks (stocks that the Adviser believes are undervalued), the Funds’ performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style.

The Clifford Capital Partners Funds are distributed by First Dominion Capital Corp., Member FINRA/SIPC

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Portfolio Composition as of March 31, 2021 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Financials	22.81%
Information Technology	21.84%
Consumer Discretionary	16.91%
Industrials	8.35%
Health Care	7.50%
Energy	6.41%
Consumer Staples	5.75%
Materials	4.10%
Utilities	2.17%
Preferred Stocks:
Consumer Discretionary	0.58%
Money Market Fund	5.10%
101.52%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Schedule of InvestmentsMarch 31, 2021 (unaudited)

		Shares	Fair Value
95.84%	COMMON STOCKS

16.91%	CONSUMER DISCRETIONARY
	AutoZone, Inc.*	1,120	$1,572,816
	Big Lots, Inc.	21,100	1,441,130
	Cooper Tire & Rubber Co.	26,400	1,477,872
	eBay, Inc.	16,800	1,028,832
	Perdoceo Education Corp.*	51,300	613,548
	Qurate Retail, Inc. - Class A	82,400	969,024
			7,103,222

5.75%	CONSUMER STAPLES
	General Mills, Inc.	16,900	1,036,308
	The Kraft Heinz Company	34,500	1,380,000
			2,416,308

6.41%	ENERGY
	KLX Energy Services Holdings, Inc.*	88,700	1,421,861
	Schlumberger Ltd.	46,700	1,269,773
			2,691,634

22.81%	FINANCIALS
	American Express Co.	12,700	1,796,288
	CIT Group, Inc.	35,100	1,808,001
	Community Trust Bancorp, Inc.	35,300	1,554,259
	CVB Financial Corp.	66,800	1,475,612
	First Hawaiian, Inc.	67,000	1,833,790
	Westamerica Bancorporation	17,700	1,111,206
			9,579,156

7.50%	HEALTH CARE
	Change Healthcare, Inc.*	36,300	802,230
	GlaxoSmithKline PLC ADR	40,900	1,459,721
	Johnson & Johnson	5,400	887,490
			3,149,441

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Schedule of Investments - continuedMarch 31, 2021 (unaudited)

		Shares	Fair Value

8.35%	INDUSTRIALS
	HNI Corp.	19,800	$783,288
	Raytheon Technologies Corp.	17,000	1,313,590
	Stericycle, Inc.*	20,900	1,410,959
			3,507,837

21.84%	INFORMATION TECHNOLOGY
	CDK Global, Inc.	33,300	1,800,198
	Cisco Systems, Inc.	29,100	1,504,761
	DXC Technology Co.	36,400	1,137,864
	EVERTEC, Inc.	40,000	1,488,800
	International Business Machines Corp.	9,900	1,319,274
	NCR Corp.*	50,700	1,924,065
			9,174,962

4.10%	MATERIALS
	Compass Minerals International, Inc.	15,200	953,344
	Sealed Air Corp.	16,800	769,776
			1,723,120

2.17%	UTILITIES
	Exelon Corp.	20,800	909,792

95.84%	TOTAL COMMON STOCKS
	(Cost: $ 29,467,413)		40,255,472

	PREFERRED STOCKS

0.58%	CONSUMER DISCRETIONARY
	Qurate Retail Inc, Preferred V, 8.000%	2,400	243,960

0.58%	TOTAL PREFERRED STOCKS
	(Cost: $471,283)		243,960

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Schedule of Investments - continuedMarch 31, 2021 (unaudited)

		Shares	Fair Value
5.10%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund Institutional Class 0.05%**	2,142,298	$2,143,181
	(Cost: $2,143,232)

101.52%	TOTAL INVESTMENTS
	(Cost: $32,081,928)		42,642,613
(1.52%)	Liabilities in excess of other assets		(638,265)
100.00%	NET ASSETS		$42,004,348

*Non-Income producing

**Effective 7 day yield as of March 31, 2021

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

SEMI-ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Portfolio Composition as of March 31, 2021 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Financials	27.75%
Consumer Discretionary	19.21%
Information Technology	15.78%
Industrials	12.96%
Materials	7.05%
Energy	4.11%
Health Care	3.95%
Consumer Staples	2.79%
Communication Services	2.77%
Preferred Stocks:
Consumer Discretionary	0.68%
Money Market Fund	3.81%
100.86%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Schedule of InvestmentsMarch 31, 2021 (unaudited)

		Shares	Fair Value
96.37%	COMMON STOCKS

2.77%	COMMUNICATIONS SERVICES
	AMC Networks - Class A*	2,080	$110,573
	Millicom International Cellular S.A.*	4,500	171,945
			282,518

19.21%	CONSUMER DISCRETIONARY
	Big Lots, Inc.	5,750	392,725
	Chico’s FAS, Inc.	95,920	317,495
	Cooper Tire & Rubber Co.	8,060	451,199
	Perdoceo Education Corp.*	20,730	247,931
	Qurate Retail, Inc. - Class A	23,480	276,125
	Urban Outfitters, Inc.*	7,390	274,834
			1,960,309

2.79%	CONSUMER STAPLES
	Fresh Del Monte Produce Inc.	9,950	284,868

4.11%	ENERGY
	KLX Energy Services Holdings, Inc.*	26,190	419,826

27.75%	FINANCIALS
	CIT Group Inc.	8,790	452,773
	Community Trust Bancorp, Inc.	10,100	444,703
	CVB Financial Corp.	17,630	389,447
	First Hawaiian, Inc.	15,800	432,446
	Hancock Whitney Corp.	12,320	517,563
	Stewart Information Services Corp.	6,180	321,545
	Westamerica Bancorporation	4,350	273,093
			2,831,570

3.95%	HEALTHCARE
	Change Healthcare Inc.*	8,990	198,679
	NextGen Healthcare, Inc.*	11,300	204,530
			403,209

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Schedule of Investments - continuedMarch 31, 2021 (unaudited)

		Shares	Fair Value
12.96%	INDUSTRIALS
	Forward Air Corp.	4,150	$368,562
	HNI Corp.	6,760	267,426
	Stericycle, Inc.*	5,070	342,276
	Thermon Group Holdings, Inc.*	17,680	344,583
			1,322,847

15.78%	INFORMATION TECHNOLOGY
	CDK Global, Inc.	7,190	388,691
	DXC Technology Co.	10,390	324,791
	Evertec, Inc.	12,170	452,967
	NCR Corp.*	11,690	443,635
			1,610,084

7.05%	MATERIALS
	Compass Minerals International, Inc.	5,890	369,421
	Sealed Air Corp.	7,630	349,607
			719,028

96.37%	TOTAL COMMON STOCKS
	(Cost: $6,850,351)		9,834,259

0.68%	PREFERRED STOCKS

0.68%	CONSUMER DISCRETIONARY
	Qurate Retail Inc, Preferred V, 8.000%	680	69,122

0.68%	TOTAL PREFERRED STOCKS
	(Cost: $91,322)		69,122

3.81%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund Institutional Class 0.05% **
	(Cost: $388,408)	388,233	388,408

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Schedule of Investments - continuedMarch 31, 2021 (unaudited)

	Shares	Fair Value
100.86%	TOTAL INVESTMENTS
	(Cost: $7,330,081)	$10,291,789
(0.86%)	Liabilities in excess of other assets	(88,191)
100.00%	NET ASSETS - 100.00%	$10,203,598

*Non-Income producing

**Effective 7 day yield as of March 31, 2021

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statement of Assets and LiabilitiesMarch 31, 2021 (unaudited)

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund
ASSETS
Investments at fair value*	$42,642,613	$10,291,789
Receivable for investments sold	411,152	—
Receivable for capital stock sold	35,235	84
Dividends and interest receivable	58,788	9,595
Due from advisor	—	10,563
Prepaid expenses	35,551	31,906
TOTAL ASSETS	43,183,339	10,343,937

LIABILITIES
Payable for securities purchased	1,167,207	133,295
Accrued investment advisory fees	9,041	—
Accrued 12b-1 fees	825	—
Accrued administration, transfer agent and accounting fees	734	5,891
Other accrued expenses	1,184	1,153
TOTAL LIABILITIES	1,178,991	140,339
NET ASSETS	$42,004,348	$10,203,598

Net Assets Consist of:
Paid-in-capital applicable to 2,120,443 and 713,377 no par value shares of beneficial interest outstanding, unlimited shares authorized	32,111,077	7,230,934
Distributable earnings (deficit)	9,893,271	2,972,664
Net Assets	$42,004,348	$10,203,598

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statement of Assets and Liabilities - continuedMarch 31, 2021 (unaudited)

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Investor Class Shares:
Net Assets	$575,742	$2,906
Shares Outstanding	29,244	204
Net Asset Value	$19.69	$14.25	**
Redemption Price Per Share Including Redemption Fee of 2%	$19.30	$13.97

Institutional Class Shares:
Net Assets	$41,410,481	$10,197,776
Shares Outstanding	2,090,294	712,968
Net Asset Value	$19.81	$14.30

Super Institutional Class Shares:
Net Assets	$18,125	$2,916
Shares Outstanding	905	205
Net Asset Value	$20.03	$14.25	**

* Identified cost of:	$32,081,928	$7,330,081
** Net asset value does not recalculate due to rounding.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of OperationsSix Months Ended March 31, 2021 (unaudited)

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund
INVESTMENT INCOME
Dividends	$495,077	$103,180
Interest	413	110
Total investment income	495,490	103,290

EXPENSES
Investment management fees (Note 2)	121,834	34,546
12b-1 and servicing fees - Investor Class (Note 2)	611	3
Recordkeeping and administrative services (Note 2)	19,757	17,669
Accounting fees (Note 2)	15,980	15,655
Custody fees	2,489	2,243
Transfer agent fees (Note 2)	14,026	11,421
Audit and tax fees	8,138	8,255
Legal fees	9,806	10,559
Filing and registration fees	10,555	2,314
Trustee fees	3,561	3,544
Compliance fees	3,822	3,933
Shareholder reports	5,406	4,328
Shareholder servicing (Note 2)
Investor Class	31	3
Institutional Class	10,497	2,475
Insurance fees	1,502	973
Other	5,558	5,955
Total expenses	233,573	123,876
Fee waivers and reimbursed expenses (Note 2)	(86,767)	(83,571)
Net expenses	146,806	40,305
Net investment income (loss)	348,684	62,985

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,656,431	766,962
Net increase (decrease) in unrealized appreciation (depreciation) of investments	9,552,457	2,551,113
Net realized and unrealized gain (loss) on investments	11,208,888	3,318,075
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$11,557,572	$3,381,060

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Changes In Net Assets

	Clifford Capital Partners Fund		Clifford Capital Focused Small Cap Value Fund
	Six months ended March 31, 2021 (unaudited)	Year ended September 30, 2020	Six months ended March 31, 2021 (unaudited)	Year ended September 30, 2020
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$348,684	$538,720	$62,985	$62,262
Net realized gain (loss) on investments	1,656,431	(2,414,413)	766,962	(769,549)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	9,552,457	3,979	2,551,113	410,594
Increase (decrease) in net assets from operations	11,557,572	(1,871,714)	3,381,060	(296,693)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Investor Class	(9,864)	(11,044)	(38)	—
Institutional Class	(634,274)	(400,777)	(110,884)	(737)
Super Institutional Class	(334)	(56)	(44)	—
Decrease in net assets from distributions	(644,472)	(411,877)	(110,966)	(737)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	15,863	26,370	—	2,000
Institutional Class	7,549,045	10,357,494	2,335,395	6,379,571
Super Institutional Class	334	15,824	—	2,000
Distributions reinvested
Investor Class	9,864	11,044	38	—
Institutional Class	596,705	390,685	110,884	737
Super Institutional Class	—	56	44	—
Shares redeemed
Investor Class	(10,812)	(388,174)	—	—
Institutional Class	(2,027,913)	(7,507,262)	(48,956)	(1,550,779)
Super Institutional Class	—	(2,976)	—	—
Change in net assets from capital stock transactions	6,133,086	2,903,061	2,397,405	4,833,529

NET ASSETS
Increase (decrease) during period	17,046,186	619,470	5,667,499	4,536,099
Beginning of period	24,958,162	24,338,692	4,536,099	—
End of period	$42,004,348	$24,958,162	$10,203,598	$4,536,099

CLIFFORD CAPITAL FUNDS

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Financial Highlights

Clifford Capital Partners Fund

Selected Per Share Data Throughout Each Period

	Investor Class
	Six months ended March 31, 2021 (unaudited)	Years ended September 30,				Period January 1, 2016 to September 30, 2016(2)
		2020(3)	2019	2018	2017
Net asset value, beginning of period	$13.97	$14.61	$15.77	$14.63	$13.08	$10.40

Investment activities
Net investment income (loss)(1)	0.16	0.27	0.20	0.13	0.09	0.05
Net realized and unrealized gain (loss) on investments	5.91	(0.67)	(0.64)	1.76	1.52	2.63
Total from investment activities	6.07	(0.40)	(0.44)	1.89	1.61	2.68
Distributions
Net investment income	(0.35)	(0.24)	(0.11)	(0.10)	(0.06)	—
Net realized gain	—	—	(0.61)	(0.65)	—	—
Total distributions	(0.35)	(0.24)	(0.72)	(0.75)	(0.06)	—

Net asset value, end of period	$19.69	$13.97	$14.61	$15.77	$14.63	$13.08

Total Return*	43.89%	(2.86%)	(2.07%)	13.29%	12.30%	25.77%
Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross	1.63%	1.57%	1.10%	1.10%	1.10%	1.10%
Expenses, net of fee waivers and reimbursements	1.15%	1.13%	—	—	—	—
Net investment income (loss)	1.93%	1.93%	1.39%	0.86%	0.66%	0.61%
Portfolio turnover rate*	12.79%	59.61%	22.99%	19.80%	34.07%	24.41%
Net assets, end of period (000’s)	$576	$397	$785	$649	$352	$264

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratio to average net assets are annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)On February 18, 2016, the Board of Trustees approved a change to the Fund’s fiscal year end to September 30.

(3)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Financial Highlights

	Institutional Class
	Six months ended March 31, 2021 (unaudited)	Years ended September 30,				Period January 1, 2016 to September 30, 2016(2)
		2020(3)	2019	2018	2017
Net asset value, beginning of period	$14.03	$14.65	$15.83	$14.69	$13.11	$10.40

Investment activities
Net investment income (loss)(1)	0.18	0.31	0.23	0.16	0.12	0.07
Net realized and unrealized gain (loss) on investments	5.94	(0.68)	(0.65)	1.75	1.53	2.64
Total from investment activities	6.12	(0.37)	(0.42)	1.91	1.65	2.71
Distributions
Net investment income	(0.34)	(0.25)	(0.15)	(0.12)	(0.07)	—
Net realized gain	—	—	(0.61)	(0.65)	—	—
Total distributions	(0.34)	(0.25)	(0.76)	(0.77)	(0.07)	—

Net asset value, end of period	$19.81	$14.03	$14.65	$15.83	$14.69	$13.11

Total Return*	44.09%	(2.68%)	(1.87%)	13.43%	12.62%	26.06%
Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross	1.43%	1.45%	0.90%	0.90%	0.90%	0.90%
Expenses, net of fee waivers and reimbursements	0.90%	0.90%	—	—	—	—
Net investment income (loss)	2.15%	2.28%	1.60%	1.06%	0.86%	0.81%
Portfolio turnover rate*	12.79%	59.61%	22.99%	19.80%	34.07%	24.41%
Net assets, end of period (000’s)	$41,410	$24,549	$23,553	$16,814	$12,889	$4,477

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratio to average net assets are annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)On February 18, 2016, the Board of Trustees approved a change to the Fund’s fiscal year end to September 30.

(3)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

	Super Institutional Class
	Six months ended March 31, 2021 (unaudited)	Period October 17, 2019** to September 30, 2020(2)
Net asset value, beginning of period	$14.21	$14.67

Investment activities
Net investment income (loss)(1)	0.20	0.30
Net realized and unrealized gain (loss) on investments	6.00	(0.70)
Total from investment activities	6.20	(0.40)
Distributions
Net investment income	(0.38)	(0.06)
Total distributions	(0.38)	(0.06)

Net asset value, end of period	$20.03	$14.21

Total Return*	44.11%	(2.74%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.37%	1.43%
Expenses, net of fee waivers and reimbursements	0.82%	0.85%
Net investment income (loss)	2.26%	2.29%
Portfolio turnover rate*	12.79%	59.61%
Net assets, end of period (000’s)	$18	$13

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Commencement of operations

***Ratio to average net assets are annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	Six months ended March 31, 2021 (unaudited)	Period January 31, 2020** to September 30, 2020
Net asset value, beginning of period	$9.02	$9.96

Investment activities
Net investment income (loss)(1)	0.08	0.12
Net realized and unrealized gain (loss) on investments	5.34	(1.06)
Total from investment activities	5.42	(0.94)
Distributions
Net investment income	(0.19)	—
Total distributions	(0.19)	—

Net asset value, end of period	$14.25	$9.02

Total Return*	60.47%	(9.44%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	3.76%	5.43%
Expenses, net of fee waivers and reimbursements	1.30%	1.30%
Net investment income (loss)	1.36%	2.15%
Portfolio turnover rate*	22.92%	102.07%
Net assets, end of period (000’s)	$3	$2

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Commencement of operations

***Ratio to average net assets are annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	Six months ended March 31, 2021 (unaudited)	Period October 1, 2019** to September 30, 2020
Net asset value, beginning of period	$9.04	$10.00

Investment activities
Net investment income (loss)(1)	0.10	0.19
Net realized and unrealized gain (loss) on investments	5.33	(1.14)
Total from investment activities	5.43	(0.95)
Distributions
Net investment income	(0.17)	(0.01)
Total distributions	(0.17)	(0.01)

Net asset value, end of period	$14.30	$9.04

Total Return*	60.53%	(9.53%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	3.23%	6.47%
Expenses, net of fee waivers and reimbursements	1.05%	1.05%
Net investment income (loss)	1.64%	2.32%
Portfolio turnover rate*	22.92%	102.07%
Net assets, end of period (000’s)	$10,198	$4,532

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Commencement of operations

***Ratio to average net assets are annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Super Institutional Class
	Six months ended March 31, 2021 (unaudited)	Period January 31, 2020** to September 30, 2020
Net asset value, beginning of period	$9.04	$9.96

Investment activities
Net investment income (loss)(1)	0.10	0.14
Net realized and unrealized gain (loss) on investments	5.33	(1.06)
Total from investment activities	5.43	(0.92)
Distributions
Net investment income	(0.22)	—
Total distributions	(0.22)	—

Net asset value, end of period	$14.25	$9.04

Total Return*	60.64%	(9.24%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	3.26%	5.19%
Expenses, net of fee waivers and reimbursements	0.97%	0.97%
Net investment income (loss)	1.68%	2.48%
Portfolio turnover rate*	22.92%	102.07%
Net assets, end of period (000’s)	$3	$2

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Commencement of operations

***Ratio to average net assets are annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial StatementsMarch 31, 2021 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Clifford Capital Partners Fund and the Clifford Capital Focused Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Clifford Capital Partners Fund (the “Partners Fund”) was established in January 2014 as a series of another registered investment company (the “predecessor trust”). On February 8, 2016, the Partners Fund was reorganized from a series of the predecessor trust into the Trust. On February 18, 2016, the Board of Trustees (the “Board”) of the Trust approved that the fiscal year end of the Partners Fund be changed to September 30. The Clifford Capital Focused Small Cap Value Fund (the “Focused SCV Fund”) commenced operations on October 1, 2019.

The investment objective of each of the Funds is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at fair value prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2021 (unaudited)

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Partners Fund
Common Stocks	$40,255,472	$—	$—	$40,255,472
Preferred Stocks	243,960	—	—	243,960
Money Market Funds	2,143,181	—	—	2,143,181
	$42,642,613	$—	$—	$42,642,613

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2021 (unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Focused SCV Fund
Common Stocks	$9,834,259	$—	$—	$9,834,259
Preferred Stocks	69,122	—	—	69,122
Money Market Funds	388,408	—	—	388,408
	$10,291,789	$—	$—	$10,291,789

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Funds identify their major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2021 (unaudited)

any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2017.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended March 31, 2021, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class based on relative net assets on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Funds currently offer three classes of shares: Investor Class, Institutional Class and Super Institutional Class. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Investor Class shares include a redemption fee of 2% on the proceeds of Investor Class shares redeemed after being held for 60 days or less. Institutional and Super Institutional Class shares are not subject to a redemption fee.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2021 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective January 31, 2020 for the Partners Fund and October 1, 2019 for the Focused SCV Fund, Clifford Capital Partners, LLC (the “Advisor”) entered into the Investment Advisory Agreement (“Advisory Agreement”), whereby the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, each as applicable) to not more than 0.90% for the Partners Fund’s Investor and Institutional Class, 0.82% for the Partners Fund’s Super Institutional Class, 1.05% for the Focused SCV Fund’s Investor and Institutional Class and 0.97% for the Focused SCV Fund’s Super Institutional Class. This expense limitation agreement may be terminated prior to January 31, 2022 by the Adviser or the Board of Trustees of the Trust only by mutual written consent and at any time after January 31, 2022. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The Advisor earned and waived advisory fees and reimbursed Fund expenses for the six months ended March 31, 2021 as follows:

Fund	Fee	Investment Advisory Fee Earned	Investment Advisory Fee Waived	Expenses Reimbursed
Partners Fund	0.75%	$121,834	$86,767	$0
Focused SCV Fund	0.90%	34,546	34,546	49,025

The total amount of recoverable fee waivers and expense reimbursements for the Funds as of March 31, 2021, and expiration dates are as follows:

	Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
Fund	2023	2024
Partners Fund	$129,235	$86,767
Focused SCV Fund	145,095	83,571

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2021 (unaudited)

The Funds have adopted a Shareholder Services Plan Pursuant to Rule 12b-1 (the “Plan”) for the Investor Class shares. Pursuant to the Plan, the Funds may compensate financial intermediaries that provide services for shareholders of the Funds. The Plan provides that the Funds may pay an annual rate of up to 0.25%, 0.20% prior to January 31, 2020 for the Partners Fund, of the average daily net assets of the Funds’ Investor Class shares for activities relating to these services. Such activities may include the provision of sub-accounting, recordkeeping and/or administrative services, responding to customer inquiries, and providing information on customer investments. Because the shareholder services fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.

For the six months ended March 31, 2021, the following fees were incurred:

Fund	Class	Type of Expense	Fees Incurred
Partners Fund	Investor Class	12b-1	$611
Partners Fund	Investor Class	Shareholder servicing	31
Focused SCV Fund	Investor Class	12b-1	3
Focused SCV Fund	Investor Class	Shareholder servicing	3

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2021, the following fees were paid by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Partners Fund	$17,614	$4,993	$12,431
Focused SCV Fund	15,526	10,138	12,106

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2021 (unaudited)

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six month ended March 31, 2021 were as follows:

Fund	Purchases	Sales
Partners Fund	$9,208,443	$3,957,114
Focused SCV Fund	3,756,315	1,644,999

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:

	Partners Fund
	Six months ended March 31, 2021	Year ended September 30, 2020
Distributions paid from:
Ordinary income	$644,472	$411,877
Realized gains	—	—
	$644,472	$411,877

	Focused SCV Fund
	Six months ended March 31, 2021	Year ended September 30, 2020
Distributions paid from:
Ordinary income	$110,966	$737
Realized gains	—	—
	$110,966	$737

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2021 (unaudited)

As of March 31, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Partners Fund	Focused SCV Fund
Accumulated net investment income (loss)	$127,483	$13,730
Accumulated net realized gain (loss)	(794,897)	(2,774)
Net unrealized appreciation (depreciation) on investments	10,560,685	2,961,708
	$9,893,271	$2,972,664

Other accumulated gains and losses for the Partners Fund relate to capital loss carryforward of $215,567 as of September 30, 2020. This carryforward may be carried forward indefinitely of which $152,674 is considered long-term and $62,893 is considered short-term.

As of March 31,2021, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Partners Fund	$32,081,928	$11,253,844	$(693,108)	$10,560,685
Focused SCV Fund	7,330,081	3,025,745	(64,037)	2,961,708

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

Partners Fund
	Six months ended March 31, 2021 (unaudited)
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	816	426,764	20
Shares reinvested	594	35,731	—
Shares redeemed	(550)	(121,557)	—
Net increase (decrease)	860	340,938	20

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2021 (unaudited)

Partners Fund
	Year ended September 30, 2020
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	1,990	774,327	1,079
Shares reinvested	719	25,369	3
Shares redeemed	(28,099)	(658,572)	(197)
Net increase (decrease)	(25,390)	141,124	885

Focused SCV Fund
	Six months ended March 31, 2021 (unaudited)
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	—	205,821	—
Shares reinvested	3	9,617	4
Shares redeemed	—	(3,825)	—
Net increase (decrease)	3	211,613	4

Focused SCV Fund
	Period October 1, 2019 to September 30, 2020
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	201	706,791	201
Shares reinvested	—	69	—
Shares redeemed	—	(205,505)	—
Net increase (decrease)	201	501,355	201

NOTE 6 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2021 (unaudited)

NOTE 7 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund's NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund's portfolio will be adversely affected. As of March 31, 2021, 22.81%, 21.84% and 16.91% of the value of the net assets of the Partners Fund were invested in securities within the Financials, Information Technology, and Consumer Discretionary sectors, respectively, and 27.75%, 19.21% and 15.78% of the value of the net assets of the Focused SCV Fund were invested in securities within the Financials, Consumer Discretionary and Information Technology sectors, respectively.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Adviser as the Funds’ Liquidity Risk Management Administrator. The Adviser has appointed representatives from its compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Funds’ liquidity risk profile, considering information gathered and its actual experience in administering the program over the 12 months ended November 30, 2020 in order to prepare a written report to the Board of Trustees for consideration at its meeting held on February 18, 2021. The report concluded that (i) the Funds did not experience significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for an open-end fund; and (iii) the Funds’ liquidity risk management program is reasonably designed to assess and manage each Fund’s liquidity risk.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - (continued)

PRIVACY NOTICE

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Funds collect the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this Semi-Annual Report.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2020, and held for the six months ended March 31, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Annualized Expense Ratio	Expenses Paid During Period* Ended 3/31/21
Partners Fund
Investor Class Actual	$1,000.00	$1,438.90	1.15%	$6.99
Investor Class Hypothetical**	$1,000.00	$1,019.25	1.15%	$5.79
Institutional Class Actual	$1,000.00	$1,440.90	0.90%	$5.48
Institutional Class Hypothetical**	$1,000.00	$1,020.50	0.90%	$4.53
Super Institutional Class Actual	$1,000.00	$1,441.10	0.82%	$4.99
Super Institutional Class Hypothetical**	$1,000.00	$1,020.90	0.82%	$4.13
Focused SCV Fund
Investor Class Actual	$1,000.00	$1,604.70	1.30%	$8.44
Investor Class Hypothetical**	$1,000.00	$1,018.50	1.30%	$6.54
Institutional Class Actual	$1,000.00	$1,605.30	1.05%	$6.82
Institutional Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$5.29
Super Institutional Class Actual	$1,000.00	$1,606.40	0.97%	$6.30
Super Institutional Class Hypothetical**	$1,000.00	$1,020.15	0.97%	$4.89

*Expenses are equal to the Funds annualized expense ratio multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Important Disclosure Statement

The Funds’ prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2021 and are subject to change at any time.

Investment Advisor:

Clifford Capital Partners, LLC
363 S. Main Street, Suite 101
Alpine, Utah 84004

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Administrator and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 4, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: June 4, 2021

* Print the name and title of each signing officer under his or her signature.